Segment and Related Information (Tables)	6 Months Ended
Nov. 30, 2019
Segment Reporting [Abstract]
Schedule of Segment Reporting Information

Summarized financial information concerning our reportable segments for the six months ended November 30, 2019 is shown in the following table:

	Revenues	Net Loss	Depreciation and Amortization	Capital Expenditures	Goodwill	Total Assets

Franchise royalties and license fees	$247,000	$(9,000)	$2,000	$-	$2,226,000	$3,147,000
Company-owned stores	50,000	(142,000)	19,000	153,000	-	558,000
Esports revenue	23,000	(97,000)	103,000	3,000	4,456,000	5,890,000
Corporate	-	(607,000)	-	-	-	569,000
Total	$320,000	$(855,000)	$124,000	$156,000	$6,682,000	$10,164,000